DEBT - Schedule of Tranches (Details) - Golar Igloo Debt	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
K-Sure
Debt Instrument [Line Items]
Proportion of debt		40.00%
Term of loan	12 years	12 years
Margin on LIBOR		2.10%
KEXIM
Debt Instrument [Line Items]
Proportion of debt		40.00%
Term of loan		12 years
Margin on LIBOR		2.75%
Commercial
Debt Instrument [Line Items]
Proportion of debt		20.00%
Term of loan		5 years
Margin on LIBOR		2.75%